Accounts payable and accrued liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	$ 1,045	$ 351
Accrued contract research	447	1,066
Employee-related accruals	808	746
Restructuring (note 16)	567	0
Interest payable (note 10)	1,334	0
Other accrued liabilities	233	1,025
Total	$ 4,434	$ 3,188